Other non-current liabilities	12 Months Ended
Dec. 31, 2019
Other non-current liabilities [abstract]
Other non-current liabilities
27          Other non-current liabilities

	As at 31 December
	2019	2018

Finance lease payables (a)	-	1,442,174
Government grants
-Environmental subsidies (b)	1,155,147	1,224,878
-Other government grants	306,077	320,083
Contract liabilities	2,443,254	2,248,682
Other deferred income	52,760	70,211
Others	888,809	1,114,754

Subtotal	4,846,047	6,420,782

Current portion of finance lease payables (a)	-	(326,048)
Current portion of other non-current liabilities	(65,277)	(149,598)

Subtotal	(65,277)	(475,646)

Total	4,780,770	5,945,136

(a)
The Group’s certain leases were classified as finance leases prior to IFRS 16 becoming effective on 1 January 2019 and had remaining lease terms ranging from 2 to 9 years. Upon the adoption of IFRS 16, finance lease payables were classified from “other non-current liabilities” to “lease liabilities”. Please refer to note 43 for other details of liabilities.

As at 31 December 2018, the Group’s finance lease obligation is as follows:
31 December
2018
Within 1 year	415,962
After 1 year but within 2 years	341,415
After 2 years but within 3 years	327,239
After 3 years	674,355

1,758,971

Less: Total future interest expense	316,797

Total	1,442,174

(b)	This primarily represented subsidies for the construction of desulphurization equipment and other environmental protection projects.